Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000139703 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.10%
C000139703 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	2.80%
C000139703 | B
Holdings [Line Items]
Percent of Total Investments	66.80%
C000139703 | BB
Holdings [Line Items]
Percent of Total Investments	20.60%
C000139703 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000139703 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.10%
C000139703 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000139703 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000139703 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000139703 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000139703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000139703 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	84.40%
C000014195 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014195 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014195 | B
Holdings [Line Items]
Percent of Total Investments	66.80%
C000014195 | BB
Holdings [Line Items]
Percent of Total Investments	20.60%
C000014195 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014195 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014195 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014195 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014195 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014195 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014195 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014195 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	84.40%
C000162648 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162648 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162648 | B
Holdings [Line Items]
Percent of Total Investments	66.80%
C000162648 | BB
Holdings [Line Items]
Percent of Total Investments	20.60%
C000162648 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162648 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162648 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162648 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162648 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162648 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162648 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	84.40%